2. Summary of Significant Accounting Policies: (p) Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2020
Policies
(p) Recent Accounting Pronouncements

(p)Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.